Receivables, net - Schedule of Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 289.5	$ 266.9
Less: Allowance for doubtful trade accounts receivable	23.5	21.3	$ 15.8	$ 17.3
Total trade accounts receivable, net	266.0	245.6
Other receivables	19.7	23.8
Total receivables, net	285.7	269.4
Consumer Products Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total receivables, net	266.0	245.6
Spectrum Brands [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized	1,158.2	1,087.3	974.6
Transfer of Financial Assets Accounted for as Sales, Cost of Factoring	$ 7.6	$ 6.2	$ 2.8